(Impairments)/reversal of impairments) - Mining assets and goodwill (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	R 38,492	R 1	R 5,120
Intangible assets	86	0	0
Goodwill	8,435	0	R 0
Total impairment	47,013
Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets	0
Goodwill	8,352
Total impairment	38,900
Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets	86
Goodwill	23
Total impairment	1,606
Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets	0
Goodwill	0
Total impairment	3,689
Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets	0
Goodwill	0
Total impairment	1,115
Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets	0
Goodwill	0
Total impairment	1,616	R (3,642)
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets	0
Goodwill	60
Total impairment	87
Mine development, infrastructure and other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	16,844
Mine development, infrastructure and other | Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	10,222
Mine development, infrastructure and other | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	1,430
Mine development, infrastructure and other | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	2,434
Mine development, infrastructure and other | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	1,115
Mine development, infrastructure and other | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	1,616
Mine development, infrastructure and other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	27
Land, mineral rights and rehabilitation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	21,236
Land, mineral rights and rehabilitation | Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	20,326
Land, mineral rights and rehabilitation | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	67
Land, mineral rights and rehabilitation | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	843
Land, mineral rights and rehabilitation | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	0
Land, mineral rights and rehabilitation | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	0
Land, mineral rights and rehabilitation | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	0
Exploration and evaluation assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	412
Exploration and evaluation assets | Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	0
Exploration and evaluation assets | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	0
Exploration and evaluation assets | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	412
Exploration and evaluation assets | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	0
Exploration and evaluation assets | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	0
Exploration and evaluation assets | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	R 0